Asset Retirement Obligation (Schedule Of ARO Activity) (Detail) - Asset Retirement Obligation Costs [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Beginning balance	$ 59,380	$ 56,849
Adjustment due to changes in estimates	(5,391)	806
Accretion of liability	7,858	5,106
Liabilities settled	(5,802)	(3,323)
Foreign Currency	(1,834)	(58)
Ending balance	$ 54,211	$ 59,380